Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Summary of accounting policies
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2017	2018
Land	¥78,365	¥67,103
Office buildings	94,626	98,966
Equipment and facilities	39,062	45,164
Software	137,537	127,678
Construction in progress	106	73

Total	¥349,696	¥338,984

Schedule of estimated useful lives for significant asset classes

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years